BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Federal deposit insurance corporation (FDIC) limit	$ 250,000	$ 250,000
Balance in excess of FDIC insurance limit	5,800,000	200,000
Restricted cash	$ 2,903,493	$ 125,040